Statements of Net Assets Available for Benefits - EBP 27-1560715 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Investments, at fair value		$ 30,415,279	$ 25,745,741
Investments, at contract value
Total investments		30,762,028	26,072,109
Receivables
Notes receivable from participants		671,936	610,508
Net assets available for benefits		31,433,964	26,682,617
EBP, Employer, Common Stock [Member]
Investments, at fair value
Investments, at fair value		3,939,628	3,189,189
Mutual Fund [Member]
Investments, at fair value
Investments, at fair value		3,368,470	2,364,044
EBP, Pooled Separate Account [Member]
Investments, at fair value
Investments, at fair value	[1]	23,107,181	20,192,508
EBP, Traditional Guaranteed Investment Contract [Member]
Investments, at contract value
Investments, at contract value		$ 346,749	$ 326,368

[1]	The pooled separate accounts are measured using NAV and, in accordance with the guidance in ASC 820-10, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.